LOANS - Loans Modified as Troubled Debt Restructuring (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	294	551
Pre-restructuring outstanding recorded investment	$ 71,951,000	$ 164,378,000
Post-restructuring outstanding recorded investment	58,590,000	125,301,000
Loan loss reserve	3,951,000	9,538,000
Substandard rated loan, amount	23,900,000	65,700,000
Percentage of loan rated substandard (in hundredths)	41.00%	52.00%
Number of renewed contracts	113	251
Percentage of contracts rated substandard (in hundredths)	38.00%	46.00%
Period of payment default	90 days
Number of Contracts with subsequent default	117	153
Recorded Investment with subsequent default	19,023,000	42,589,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	81,569,000	112,997,000
On accrual status	103,409,000	91,343,000
Total	184,978,000	204,340,000
Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	254	429
Pre-restructuring outstanding recorded investment	67,633,000	147,105,000
Post-restructuring outstanding recorded investment	55,388,000	112,768,000
Loan loss reserve	3,730,000	7,120,000
Number of Contracts with subsequent default	97	135
Recorded Investment with subsequent default	16,871,000	39,031,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	75,684,000	104,661,000
On accrual status	95,812,000	81,413,000
Total	171,496,000	186,074,000
Commercial [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	139	195
Pre-restructuring outstanding recorded investment	53,250,000	98,654,000
Post-restructuring outstanding recorded investment	45,415,000	72,363,000
Loan loss reserve	3,044,000	4,174,000
Number of Contracts with subsequent default	54	59
Recorded Investment with subsequent default	13,049,000	25,783,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	53,486,000	65,589,000
On accrual status	70,168,000	52,784,000
Total	123,654,000	118,373,000
Residential [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	100	191
Pre-restructuring outstanding recorded investment	12,628,000	35,690,000
Post-restructuring outstanding recorded investment	8,826,000	30,849,000
Loan loss reserve	619,000	2,213,000
Number of Contracts with subsequent default	31	55
Recorded Investment with subsequent default	2,580,000	7,893,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	18,203,000	25,358,000
On accrual status	17,053,000	18,711,000
Total	35,256,000	44,069,000
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	15	43
Pre-restructuring outstanding recorded investment	1,755,000	12,761,000
Post-restructuring outstanding recorded investment	1,147,000	9,556,000
Loan loss reserve	67,000	733,000
Number of Contracts with subsequent default	12	21
Recorded Investment with subsequent default	1,242,000	5,355,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	3,995,000	13,714,000
On accrual status	8,591,000	9,918,000
Total	12,586,000	23,632,000
Commercial and Other Business Purpose Loans [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	38	116
Pre-restructuring outstanding recorded investment	4,279,000	16,948,000
Post-restructuring outstanding recorded investment	3,165,000	12,479,000
Loan loss reserve	217,000	2,407,000
Number of Contracts with subsequent default	20	18
Recorded Investment with subsequent default	2,152,000	3,558,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On-non accrual status	5,885,000	8,336,000
On accrual status	7,493,000	9,876,000
Total	13,378,000	18,212,000
Consumer [Member]
Loans modified as troubled debt restructurings [Abstract]
Number of Contracts	2	6
Pre-restructuring outstanding recorded investment	39,000	325,000
Post-restructuring outstanding recorded investment	37,000	54,000
Loan loss reserve	4,000	11,000
Troubled debt restructurings by loan type and accrual status [Abstract]
On accrual status	104,000	54,000
Total	$ 104,000	$ 54,000